Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1],[2]	$ 13,657	$ 13,321	$ 13,124	$ 40,517	$ 37,484
Measured at FVOCI	[1],[2]	1,573	1,455	1,003	4,387	2,737
Interest income calculated using effective interest method	[1]	15,230	14,776	14,127	44,904	40,221
Other	[1],[3]	453	436	562	1,430	1,494
Interest income	[1],[4]	15,683	15,212	14,689	46,334	41,715
Measured at amortized cost	[1],[2]	10,763	10,452	10,058	31,829	27,960
Interest expense calculated using effective interest method	[1]	10,763	10,452	10,058	31,829	27,960
Other	[1],[5]	58	66	58	176	159
Interest expenses	[1]	$ 10,821	$ 10,518	$ 10,116	$ 32,005	$ 28,119

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[3]	Includes dividend income on equity securities.
[4]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $15,230 for the three months ended July 31, 2024 (April 30, 2024 – $14,776; July 31, 2023 – $14,127) and for the nine months ended July 31, 2024 – $44,904 (July 31, 2023 – $40,221).
[5]	Includes interest on lease liabilities for the three months ended July 31, 2024 – $29 (April 30, 2024 – $30; July 31, 2023 – $29) and for the nine months ended July 31, 2024 – $89 (July 31, 2023 –$84) and insurance finance expense for the three months ended July 31, 2024 – $7 (April 30, 2024 – $8; July 31, 2023 – $7) and for the nine months ended July 31, 2024 – $22 (July 31, 2023 –$19).